Commitments and Contingencies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Line Items]
Number of lease	1	1
Legal proceedings outstanding	$ 0	$ 0